Evergreen
Essential Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center)
Updating Summary Prospectus
May 1, 2023
The Prospectus for the Evergreen Essential Variable Annuity (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract, issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”) is available and contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Evergreen Essential Variable Annuity — Summary Prospectus 1

2 Evergreen Essential Variable Annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your contract.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Retirement date: The date when annuity payouts are scheduled to begin.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Variable account: Refers to the RiverSource Variable Annuity Account, a separate account established to hold contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

Evergreen Essential Variable Annuity — Summary Prospectus 3

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated April 29, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
UNDERLYING FUNDS
•
Effective May 1, 2023, AB VPS Growth and Income Portfolio (Class B) changed its name to AB VPS Relative Value Portfolio (Class B).

4 Evergreen Essential Variable Annuity — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
In addition to the withdrawal charge, we may reverse a purchase payment credit upon certain withdrawals within 12 months of when the purchase payment credit was applied. You may select either a seven-year or five-year withdrawal charge schedule at the time of application. If you select a seven-year withdrawal charge schedule and you withdraw money during the first 7 years from date of each purchase payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn. If you select a five-year withdrawal charge schedule and you withdraw money during the first 5 years from date of each purchase payment, you may be assessed a withdrawal charge of up to 8% of the purchase payment withdrawn.
For example, if you select a seven-year or five-year withdrawal charge schedule and make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges– Withdrawal Charge
Transaction Charges	We do not assess any transaction charges.

Evergreen Essential Variable Annuity — Summary Prospectus 5

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by withdrawal charge schedule, death benefit option, size of Contract value and tax qualification)	1.06%	1.91%
	Fund options (Funds fees and expenses)(2)	0.55%	1.48%
	Optional benefits available for an additional charge(3)	0.15%	0.75%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee,Variable Account Administrative Charge, and Contract
Administrative Charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or adjusted Contract Value(varies by optional benefit).
The Minimum is a percentage of Contract Value. The Maximum is a percentage of adjusted
Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,871	Highest Annual Cost: $3,534
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Cpntract features and Fund fees
and expenses
•No optional benefits
•No additional purchase payments,
transfers or withdrawals
•No sales charge
•No purchase payment credits

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals
•No purchase payment credits

	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

6 Evergreen Essential Variable Annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has withdrawal charges that may apply for the first seven or five years after each purchase payment. The withdrawal charges may reduce the value of your Contract if you withdraw money during the withdrawal charge period. Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges– Withdrawal Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option, including the one-year Fixed Account and the
Guarantee Period Accounts (GPAs) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The Guarantee Period Accounts (GPAs) The One-Year Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the one-year Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
retirement date and once per contract year after the retirement date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs and the one-year Fixed Account are subject to certain restrictions.
•Purchase payment credits under the Contract may be recaptured under certain circumstances.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments

Evergreen Essential Variable Annuity — Summary Prospectus 7

	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits
•Under Guaranteed Minimum Income Benefit (GMIB) rider and
Performance Credit rider (PCR), we may limit allocations to the subaccounts investing in the Money Market funds. In addition, PCR optional benefit may limit amounts allocated to the GPAs and the one-year fixed account.
Optional Benefits — Optional Living Benefits – GMIB –Investment Selection Optional Benefits — Optional Living Benefits – PCR –Investment Selection
TAXES
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed generally at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

8 Evergreen Essential Variable Annuity — Summary Prospectus

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Allspring VT Discovery All Cap Growth Fund - Class 2 (previously Allspring VT Omega Growth Fund - Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[1]	(37.20%)	7.28%	10.96%
Seeks long-term capital appreciation.	Allspring VT International Equity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	0.94%[1]	(11.88%)	(1.15%)	3.39%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[1]	(20.81%)	7.86%	10.68%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.19%	(34.42%)	7.09%	10.58%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	(18.82%)	8.04%	11.84%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.86%[1]	(1.24%)	7.96%	9.93%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.47%[1]	1.17%	0.92%	0.49%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.63%	(17.17%)	0.31%	1.26%

Evergreen Essential Variable Annuity — Summary Prospectus 9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	(14.97%)	5.68%	9.69%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	(7.43%)	3.15%	6.73%
Seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Shares Invesco Advisers, Inc.	1.14%	(2.86%)	6.32%	8.60%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.12%	(16.04%)	6.74%	10.60%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Putnam Investments Limited, sub-adviser. Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.	1.11%	(14.77%)	1.03%	4.51%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.94%[1]	(13.06%)	3.00%	6.87%
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.

10 Evergreen Essential Variable Annuity — Summary Prospectus

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9026_12_B01_(05/23)
Reports and other information about RiverSource Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000044140
©2008-2023 RiverSource Life Insurance Company. All rights reserved.